Taxation - Effect of Tax Holiday Related to Group (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 69,827	¥ 299,578	¥ 66,110
Basic net income per share effect	¥ 0.20	¥ 0.81	¥ 0.18
Diluted net income per share effect	¥ 0.18	¥ 0.72	¥ 0.16